Financial Instruments (Narrative) (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Customers	Mar. 31, 2024 USD ($) Customers
Disclosure of detailed information about financial instruments [line items]
Allowance for doubtful accounts	$ 1,027,861
Allowance against accounts receivable	378,454
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for doubtful accounts	$ 1,027,861	$ 1,319,873
Credit risk [Member] | Two Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Number of customers | Customers		2
Percentage of the entity's accounts receivable		30.00%
Credit risk [Member] | Five Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Number of customers | Customers	5
Percentage of the entity's accounts receivable	97.00%
Market risk [Member]
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	0.695	0.738
Percentage of change in exchange rate	10.00%
Approximate change in net income/(loss) due to change in exchange rate	$ 380,000